PROPERTY, EQUIPMENT AND SOFTWARE (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Property, equipment and software
Less: accumulated depreciation and amortization	¥ (5,364)		¥ (4,782)
Total net book value	5,445		5,053		$ 779
Depreciation	647	$ 93	655	¥ 627
Buildings
Property, equipment and software
Original value	5,552		5,409
Website-related equipment
Property, equipment and software
Original value	2,413		2,156
Computer equipment
Property, equipment and software
Original value	948		837
Software
Property, equipment and software
Original value	935		793
Furniture and fixtures
Property, equipment and software
Original value	469		382
Leasehold improvements
Property, equipment and software
Original value	¥ 492		¥ 258